Taxes Payable (Tables)	12 Months Ended
Dec. 31, 2021
Taxes Payable
Summary of taxes payable

	As of December 31,
	2020	2021
	RMB	RMB
VAT payable	11,134	12,831
Withholding individual income taxes for employees	9,970	8,114
Enterprise income taxes payable	38,281	26,690
Others	685	936
Total	60,070	48,571